Risk management (Details 1) - Currency risk [member] $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
One Percent variations in exchange rate, Effect on income before income taxes	$ 2,715
One Percent variations in exchange rate, other comprehensive income	305,293
Five Percent variations in exchange rate, Effect on income before income taxes	13,577
Five Percent variations in exchange rate, other omprehensive income	$ 1,526,465